Business Combinations - Summary of Purchase Price allocation (Detail) - Ibibo Group $ in Thousands	Jan. 31, 2017 USD ($)
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment	$ 1,189
Intangible assets	153,860
Other non-current assets	20,499
Current assets and liabilities, net (including cash and cash equivalents of USD 19,988)	(12,309)
Employee benefits	(605)
Equity stake in an associate	2,060
Total identifiable net assets assumed	164,694
Non-controlling interest	(617)
Goodwill	950,204
Total Consideration transferred	$ 1,114,281